Commitment and contingencies - Operating Leases (Details) (Offices Of Ocean Rig U D W (Member), USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Offices Of Ocean Rig U D W (Member)
Twelve months ending December 31, 2013	$ 2,774
Twelve months ending December 31, 2014	1,396
Twelve months ending December 31, 2015	422
Twelve months ending December 31, 2016	$ 422